Regulation and Rates - Purchased Gas Adjustment Mechanism (Details) - Puget Sound Energy - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Nov. 01, 2025	Nov. 01, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Regulatory Assets [Line Items]
PGA (liability)/receivable beginning balance			$ (65,931)	$ (58,657)	$ (132,082)
PGA (liability)/receivable ending balance			(55,870)	(65,931)	(58,657)
Purchased Gas Adjustment [Member]
Regulatory Assets [Line Items]
Purchased natural gas costs			151,480	397,465	416,067
Purchased natural gas costs, recoverable			(140,588)	(399,347)	(336,170)
Purchased natural gas adjustment, interest			$ (831)	$ (5,392)	$ (6,472)
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 55,100	$ 124,400
Schedule 106
Regulatory Assets [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	47,200	127,000
Purchased Gas Adjustment, Schedule 101
Regulatory Assets [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 7,900	$ 2,600